Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 67,991	$ 65,294	$ 201,156	$ 192,451
Loss On Intangible Of Impairment	$ 119	$ 0	$ 795	$ 275